LIABILITIES OF DISCONTINUED OPERATIONS (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Account Payable And Other Accrued Liabilities		$ 107,000
Roomlinx [Member]
Account Payable And Other Accrued Liabilities	$ 107,000	$ 107,000